Description of the Business - Additional Information (Detail) € in Thousands, $ in Millions							1 Months Ended			6 Months Ended
	Nov. 30, 2017 EUR (€)	Nov. 30, 2017 USD ($)	Apr. 30, 2017 EUR (€)	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2015 EUR (€) shares	Oct. 31, 2014 EUR (€)	Jun. 30, 2019 USD ($)	Apr. 30, 2019 shares	Jan. 31, 2019 shares	Jun. 30, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Jun. 30, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of description of business [line items]
Initial public offering completion date						May 30, 2013
Initial public offering amount	€ 124,000	$ 144.0				€ 17,700
Follow on offering amount before deducting offering expenses | €			€ 70,500			€ 30,000
Warrants issued | €										€ 56
Shareholders' equity | €										€ 117,025	€ 145,602	€ 163,812	€ 181,419
Number of free shares granted								94,200
Grant of stock-options								76,905
Description of appointment of directors										Dr. Jean-Paul Kress is appointed as Chairman of the Board of Directors at the Company's Annual General Assembly Meeting on June 21, 2019. Dr. Kress has over 25 years' experience as a senior executive in international biotech and pharma groups. He was President and Chief Executive Officer of Syntimmune (Cambridge, MA, US) until the end of 2018, when the company was acquired by Alexion Pharmaceuticals.
Employee stock option [member]
Disclosure of description of business [line items]
Number of free shares granted									36,150
Grant of stock-options								32,705	38,025
Executives [member]
Disclosure of description of business [line items]
Number of free shares granted								36,000
Employees [member]
Disclosure of description of business [line items]
Number of free shares granted								58,200
Executive share option plans [member]
Disclosure of description of business [line items]
Grant of stock-options								44,200
Issuance of stock warrant (Stock option) to directors [member]
Disclosure of description of business [line items]
Number of share warrants								25,998
SQZ Biotechnologies [member]
Disclosure of description of business [line items]
Upfront payments upon potential development, regulatory and commercial milestones | $							$ 57.0
Private placements [member]
Disclosure of description of business [line items]
Ordinary shares issued				793,877	940,000
Warrants issued | €				€ 9,900	€ 25,400